Equity shares (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity shares
Equity shares
Held-for-trading	£ 29	£ 166
Designated as at fair value through profit or loss	134	172
Available-for-sale	287	365
Total financial assets	450	703
Gross unrealised gains	67	61
Gross unrealised losses	(8)	(8)
Total	59	53
Equity shares | Continuing operations
Equity shares
Gross unrealised gains	89	73
Gross unrealised losses	(1)	(10)
Dividend income	13	13
Equity shares | Discontinued operations
Equity shares
Gross unrealised gains	0	0
Gross unrealised losses	0	0
Dividend income	0	0
Listed
Equity shares
Held-for-trading	7	106
Designated as at fair value through profit or loss	6	3
Available-for-sale	35	30
Total financial assets	48	139
Gross unrealised gains	20	13
Total	20	13
Unlisted
Equity shares
Held-for-trading	22	60
Designated as at fair value through profit or loss	128	169
Available-for-sale	252	335
Total financial assets	402	564
Gross unrealised gains	47	48
Gross unrealised losses	(8)	(8)
Total	£ 39	£ 40